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                               [BB&T Funds LOGO]

                      SUPPLEMENT DATED SEPTEMBER 18, 2000
                  TO THE CLASS A AND CLASS B SHARES PROSPECTUS
           DATED FEBRUARY 1, 2000, THE MONEY MARKET FUNDS PROSPECTUS
          DATED FEBRUARY 1, 2000, THE SMALL COMPANY GROWTH FUND TRUST
               SHARES PROSPECTUS DATED FEBRUARY 1, 2000, AND THE
         EQUITY INDEX FUND CLASS A AND CLASS B SHARES PROSPECTUS DATED
                               SEPTEMBER 11, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

Under the heading "Dividends, Distributions and Taxes" on page 89 of the Class A and Class B Shares prospectus, page 32 of the Money Market Funds prospectus, page 20 of the Small Company Growth Fund Trust Shares prospectus, and page 25 of the Equity Index Fund Class A and Class B Shares prospectus, the second paragraph has been deleted in its entirety.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.
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                               [BB&T Funds LOGO]

                      SUPPLEMENT DATED SEPTEMBER 18, 2000
                              TO THE TRUST SHARES
                       PROSPECTUS DATED FEBRUARY 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

1. All information regarding the BB&T Equity Index Fund contained in this prospectus has been deleted in its entirety. Trust Shares of the Equity Index Fund are not currently offered. If you wish to purchase shares of the Equity Index Fund, please see the Equity Index Fund Class A and Class B Shares prospectus dated September 11, 2000.

2. Under the heading "Dividends, Distributions and Taxes" on page 82 of this prospectus, the second paragraph has been deleted in its entirety.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.